      As filed with the Securities and Exchange Commission on May 28, 1998
                                                       1933 Act File No. 33-7637
                                                      1940 Act File No. 811-4775

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                 --------------
                                    FORM N-1A
                             REGISTRATION STATEMENT
                                      UNDER
                           THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 27

                                       AND

                             REGISTRATION STATEMENT
                                      UNDER
                       THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 29

                               MFS SERIES TRUST II
               (Exact Name of Registrant as Specified in Charter)

                500 Boylston, Street, Boston, Massachusetts 02116
                    (Address of Principal Executive Offices)

        Registrant's Telephone Number, Including Area Code: 617-954-5000
           Stephen E. Cavan, Massachusetts Financial Services Company
                500 Boylston Street, Boston, Massachusetts 02116
                     (Name and Address of Agent for Service)

                  APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
  It is proposed that this filing will become effective (check appropriate box)

|_| immediately upon filing pursuant to paragraph (b)
|_| on March 30, 1998 pursuant to paragraph (b)
|X| 60 days after filing pursuant to paragraph (a)(i)
|_| on [date] pursuant to paragraph (a)(i)
|_| 75 days after filing pursuant to paragraph (a)(ii)
|_| on [date] pursuant to paragraph (a)(ii) of rule 485.

If appropriate, check the following box:

|_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment

================================================================================

                               MFS SERIES TRUST II


                            MFS EMERGING GROWTH FUND


                              CROSS REFERENCE SHEET

         (Pursuant to Rule 404 showing location in Prospectus and/or Statement of Additional Information of the responses to the Items in Parts A and B of Form N-1A)


   ITEM NUMBER                                                STATEMENT OF
FORM N-1A, PART A               PROSPECTUS CAPTION        ADDITIONAL INFORMATION
-----------------               ------------------        ----------------------

      1  (a), (b)            Front Cover Page                         *

      2  (a)                 Expense Summary                          *

         (b), (c)                        *                            *

      3  (a), (b)                        *                            *
         (c)                 Information Concerning Shares            *
                               of the Fund -
                               Performance Information

         (d)                             *                            *

      4  (a)                 Front Cover Page; the Fund;              *
                               Investment Objective and
                               Policies

         (b), (c)            Investment Objective and                 *
                               Policies

      5  (a)                 The Fund; Management of the              *
                               Fund - Investment
                               Adviser

         (b)                 Front Cover Page; Management             *
                               of the Fund - Investment
                               Adviser; Back Cover Page

         (c)                 Management of the Fund -                 *
                               Investment Adviser

         (d)                 Management of the Fund -                 *
                               Investment Adviser;
                               Administrator - Back
                               Cover Page

         (e)                 Management of the Fund -                 *
                               Shareholder Servicing
                               Agent; Back Cover Page

         (f)                 Expense Summary; Condensed               *
                               Financial Information;
                               Information Concerning
                               Shares of the Fund

         (g)                 Investment Objective and Policies;       *
                               Information Concerning
                               Shares of the Fund -
                               Purchases

         (h)                             *                            *

      5A (a), (b), (c)                   **                           **

      6  (a)                 Information Concerning Shares            *
                               of the Fund -
                               Description of Shares,
                               Voting Rights and
                               Liabilities; Information
                               Concerning Shares of the
                               Fund - Redemptions and
                               Repurchases; Information
                               Concerning Shares of the
                               Fund - Purchases;
                               Information Concerning
                               Shares of the Fund -
                               Exchanges

         (b), (c), (d)                   *                            *

         (e)                 Shareholder Services                     *

         (f)                 Information Concerning Shares            *
                               of the Fund -
                               Distributions;
                               Shareholder Services -
                               Distribution Options

         (g)                 Information Concerning Shares            *
                               of the Fund - Tax
                               Status; Information
                               Concerning Shares of the
                               Fund - Distributions

         (h)                             *                            *

      7  (a)                 Front Cover Page; Management             *
                               of the Fund -
                               Distributor; Back Cover
                               Page

         (b)                 Information Concerning Shares            *
                               of the Fund - Purchases;
                               Net Asset Value

         (c)                 Information Concerning Shares            *
                               of the Fund - Purchases;
                               Information Concerning
                               Shares of the Fund -
                               Exchanges; Shareholder
                               Services

         (d)                 Front Cover Page; Information            *
                               Concerning Shares of the
                               Fund - Purchases;
                               Shareholder Services

         (e)                 Information Concerning Shares            *
                               of the Fund -
                               Distribution Plan;
                               Information Concerning
                               Shares of the Fund -
                               Purchases; Expense
                               Summary

         (f)                 Information Concerning Shares            *
                               of the Fund -
                               Distribution Plan

         (g)                 Expense Summary; Information             *
                               Concerning Shares of the
                               Fund - Purchases;
                               Information Concerning
                               Shares of the Fund -
                               Exchanges; Information
                               Concerning Shares of the
                               Fund - Redemptions and
                               Repurchases; Information
                               Concerning Shares of the
                               Fund - Distribution
                               Plan; Information
                               Concerning Shares of the
                               Fund -Distributions;
                               Information Concerning
                               Shares of the Fund
                               -Performance
                               Information; Shareholder
                               Services

      8  (a)                 Information Concerning Shares            *
                               of the Fund -
                               Redemptions and
                               Repurchases; Information
                               Concerning Shares of the
                               Fund - Purchases;
                               Shareholder Services

         (b), (c), (d)       Information Concerning Shares            *
                               of the Fund -
                               Redemptions and
                               Repurchases

      9                                  *                            *

   ITEM NUMBER                                                STATEMENT OF
FORM N-1A, PART B               PROSPECTUS CAPTION        ADDITIONAL INFORMATION
-----------------               ------------------        ----------------------

     10  (a), (b)                        *                 Front Cover Page

     11                                  *                 Front Cover Page

     12                                  *                 Definitions

     13  (a), (b), (c)                   *                 Investment Objective,
                                                             Policies and
                                                             Restrictions

         (d)                             *                            *

     14  (a), (b)                        *                 Management of the
                                                             Fund - Trustees and
                                                             Officers

         (c)                             *                 Management of the
                                                             Fund - Trustees and
                                                             Officers; Trustee
                                                             Compensation Table

     15  (a)                             *                            *

         (b), (c)                        *                 Management of the
                                                             Fund - Trustees and
                                                             Officers

     16  (a)                 Management of the Fund -      Management of the
                               Investment Adviser            Fund - Investment
                                                             Adviser; Management
                                                             of the Fund -
                                                             Trustees and
                                                             Officers

         (b)                 Management of the Fund -      Management of the
                               Investment Adviser            Fund - Investment
                                                             Adviser

         (c)                             *                            *

         (d)                             *                 Management of the
                                                             Fund - Investment
                                                             Adviser;
                                                             Administrator

         (e)                             *                 Portfolio
                                                             Transactions and
                                                             Brokerage
                                                             Commissions

         (f)                 Information Concerning        Distribution Plan
                               Shares of the Fund -
                               Distribution Plan

         (g)                             *                            *

         (h)                             *                 Management of the
                                                             Fund - Custodian;
                                                             Independent
                                                             Auditors; Back
                                                             Cover Page
         (i)                             *                 Management of the
                                                             Fund - Shareholder
                                                             Servicing Agent

     17  (a), (c), (d)                   *                 Portfolio
                                                             Transactions and
                                                             Brokerage
                                                             Commissions

         (b), (e)                        *                            *

     18  (a)                 Information Concerning        Description of
                               Shares of the Fund -          Shares, Voting
                               Description of
                               Shares, Voting Rights
                               and Liabilities

         (b)                             *                            *

     19  (a)                 Information Concerning        Shareholder Services
                               Shares of the Fund -
                               Purchases; Shareholder
                               Services

         (b)                 Information Concerning        Determination of Net
                               Shares of the Fund -          Asset Value and
                               Net Asset Value;              Performance -Net
                               Information Concerning        Asset Value
                               Shares of the Fund -
                               Purchases

         (c)                             *                            *

     20                                  *                 Tax Status

     21  (a), (b)                        *                 Management of the
                                                             Fund - Distributor;
                                                             Distribution Plan

         (c)                             *                            *

     22  (a)                             *                            *

         (b)                             *                 Determination of Net
                                                             Asset Value and
                                                             Performance;
                                                             Performance
                                                             Information

     23                                  *                 Independent Auditors

 *  Not Applicable
**  Contained in Annual Report

                            MFS EMERGING GROWTH FUND


                 SUPPLEMENT TO THE APRIL 1, 1998 PROSPECTUS AND
                      STATEMENT OF ADDITIONAL INFORMATION

         The following information should be read in conjunction with the Fund's Prospectus and Statement of Additional Information ("SAI"), dated April 1,
1998, and contains a description of Class J shares.

         CLASS J SHARES ARE AVAILABLE FOR PURCHASE ONLY BY JAPANESE INVESTORS. CLASS J SHARES MAY ONLY BE OFFERED OR SOLD OUTSIDE THE UNITED STATES AND THIS SUPPLEMENT DOES NOT CONSTITUTE AN OFFER OF CLASS J SHARES TO ANY PERSON WHO RESIDES WITHIN THE UNITED STATES.


EXPENSE SUMMARY

SHAREHOLDER TRANSACTION EXPENSES:                                       Class J
                                                                        -------
  Maximum Initial Sales Charge Imposed on Purchases of Fund
    Shares (as a percentage of offering price) .........................  3.00%
  Maximum Contingent Deferred Sales Charge (as a percentage
    of original purchase price or redemption proceeds, as applicable) ..   None

ANNUAL OPERATING EXPENSES OF THE FUND (AS A PERCENTAGE OF AVERAGE NET ASSETS):
  Management Fees ......................................................  0.71%
  Rule 12b-1 Fees(1) ...................................................  0.75%
  Other Expenses(2)(3) .................................................  0.26%
                                                                          ----
  Total Operating Expenses .............................................  1.72%

-----------------------
(1) The Fund has adopted a distribution plan for its shares in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act") (the "Distribution Plan"), which provides that it will pay distribution/service fees aggregating up to (but not necessarily all of) 0.75% per annum of the average daily net assets attributable to Class J shares. Distribution expenses paid under this plan, together with the initial sales charge, may cause long-term shareholder to pay more than the maximum sales charge that would have been permissible if imposed entirely as an initial sales charge. See "Information Concerning Shares of the Fund -- Distribution Plan" below and in the Prospectus.

(2) The Fund has an expense offset arrangement which reduces the Fund's custodian fee based upon the amount of cash maintained by the Fund with its custodian and dividend disbursing agent, and may enter into other such arrangements and directed brokerage arrangements (which would also have the effect of reducing the Fund's expenses). Any such fee reductions are not reflected under "Other Expenses."

(3) "Other Expenses" are estimated.

EXAMPLE OF EXPENSES


         An investor would pay the following dollar amounts of expenses on a $1,000 investment in Class J shares of the Fund, assuming (a) a 5% annual return and (b) redemption at the end of each of the time periods indicated (unless otherwise noted):


                      Period                          Class J
                      ------                          -------
                      1 year....................... $___________
                      3 years......................  ___________

         The purpose of the expense table above is to assist investors in understanding the various costs and expenses that a shareholder of the Fund will bear directly or indirectly. A more complete description of the Fund's management fee is set forth under the caption "Management of the Fund" in the Prospectus.

THE "EXAMPLE" SET FORTH ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OF THE FUND; ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

THE FUND

         Five classes of shares of the Fund currently are offered for sale, Class A shares, Class B shares, Class C shares, Class I shares and Class J shares. Class A shares, Class B shares, Class C shares and Class I shares are described in the Fund's Prospectus and are available for purchase by the general public or by certain institutional investors.

INFORMATION CONCERNING CLASS J SHARES OF THE FUND

PURCHASES
The Fund offers four classes of shares to the general public which bear sales charges and distribution fees in different forms and amounts. Class A, Class B and Class C shares are described in the Prospectus and SAI and Class J shares are described below.


CLASS J SHARES: Class J shares are offered exclusively to Japanese investors through financial institutions in Japan. Class J shares are offered at net asset values plus an initial sales charge as follows:

                                 Sales Charge as
                                  Percentage of:
                            ---------------------------        Dealer Allowance
                                              Net Amount       as a Percentage
Amount of Purchase          Offering Price     Invested        of Offering Price
------------------          --------------     --------        -----------------

All amounts                      3.00%           3.09%               3.00%


Class J shares do not convert to any other class of shares of the Fund.


The minimum initial investment is 100 shares and the minimum subsequent investment is 10 shares. Investments may only be made in increments of 10 shares.

EXCHANGES
Some or all of the Class J shares in an account with the Fund for which payment has been received by the Fund (i.e., an established account) may be exchanged for Class J shares of any of the other funds in the MFS Family of Funds ("MFS Funds") at net asset value (if and when available for sale). Currently, no other MFS Fund offers Class J shares.


REDEMPTIONS AND REPURCHASES


A shareholder may withdraw all or any portion of the value of his account on any date the Fund is open for business by selling his shares to the Fund through a dealer, who may charge the shareholder a fee. If the dealer receives the shareholder's order prior to the close of regular trading on the New York Stock Exchange and communicates it to MFS before the close of business on the same day, the shareholder will receive the net asset value calculated on that day, reduced by an amount of any income tax required to be withheld.


DISTRIBUTION PLANS
The Trustees have adopted a Distribution Plan for Class A, Class B, Class C, and Class J shares pursuant to Section 12(b) of the 1940 Act and Rule 12b-1 thereunder (the "Distribution Plan"), after having concluded that there is reasonable likelihood that the Distribution Plan would benefit the Fund and its shareholders. The features common to each Class of shares are described in the Prospectus and apply to Class J shares.

FEATURES UNIQUE TO EACH CLASS OF SHARES:-- There are certain features of the Distribution Plan that are unique to Class J shares, as described below.


         CLASS J SHARES -- Class J shares are offered at net asset value and are subject to a 3% initial sales charge, all of which is reallowed to dealers.
See "Purchases - Class J shares" above.

Class J shares are subject to a 0.25% per annum service fee and a 0.50% per annum distribution fee under the Distribution Plan. These fees are paid to MFD by the Fund, and MFD in turn pays these fees to dealers.


CURRENT LEVEL OF DISTRIBUTION AND SERVICE FEES: -- The Fund's Class J distribution/service fee for its current fiscal year is equal to 0.75% per annum of the average daily net assets attributable to the Fund's Class J shares.

DISTRIBUTIONS
Distributions paid by the Fund with respect to Class A shares will generally be greater than those paid with respect to Class B, Class C and Class J shares because expenses attributable to Class B, Class C and Class J shares will generally be higher. Distributions paid by the Fund with respect to Class J shares will generally be greater than those paid with respect to Class B and Class C shares because expenses attributable to Class B and Class C shares will generally be higher.

DESCRIPTION OF SHARES, VOTING RIGHTS AND LIABILITIES
The Fund has five classes of shares which it offers for sale entitled Class A, Class B, Class C, Class I and Class J shares of Beneficial Interest (without par value).


SHAREHOLDER SERVICES
The shareholder services described in the Prospectus do not apply to Class J shares, except that shareholders will receive confirmation statements and tax information and will receive all dividend and capital gain distributions in cash, as described therein.

                   THE DATE OF THE SUPPLEMENT IS MAY 29, 1998

The Prospectus dated April 1, 1998 of MFS Emerging Growth Fund (the "Fund") is incorporated in this Post-Effective Amendment No. 27 by reference to the Prospectus of the Fund filed by the Registrant pursuant to Rule 497 under the Securities Act of 1933, as amended, with the Securities and Exchange Commission via EDGAR on March 27, 1998.

The Statement of Additional Information dated April 1, 1998 of MFS Emerging Growth Fund (the "Fund") is incorporated in this Post-Effective Amendment No. 27 by reference to the Statement of Additional Information of the Fund filed by the Registrant pursuant to Rule 497 under the Securities Act of 1933, as amended, with the Securities and Exchange Commission via EDGAR on March 27, 1998.

The financial statements included in the Annual Report to Shareholders of MFS Emerging Growth Fund dated November 30, 1997 which are contained in Post-Effective Amendment No. 27 as filed by the Registrant with the Securities and Exchange Commission via EDGAR on March 27, 1998 are hereby incorporated by reference to such materials into this Post-Effective Amendment No. 27

                                     PART C

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS


          (A) FINANCIAL STATEMENTS INCLUDED IN PART A:
                For the period from January 1, 1988 for MFS Emerging Growth Fund ("MEG") and MFS Large Cap Growth Fund ("MCG") and August 1, 1988 for MFS Intermediate Income Fund ("MII") to November 30, 1997:
                  Financial Highlights

              FINANCIAL STATEMENTS INCLUDED IN PART B:

                At November 30, 1997:
                  Portfolio of Investments*
                  Statement of Assets and Liabilities*
                For each of the two years in the period ended November 30, 1997:
                  Statement of Changes in Net Assets*
                For the year ended November 30, 1997:
                  Statement of Operations*

----------------
* Incorporated herein by reference to each Fund's Annual Report to Shareholders, dated November 30, 1997 for MEG, filed with the SEC via EDGAR on February 9, 1998 and February 6, 1998 for MII and MCG.


          (B) EXHIBITS

                 1 (a) Amended and Restated Declaration of Trust, dated February
                       3, 1995.  (3)

                   (b) Amendment to Declaration of Trust, dated February 21,
                       1996. (8)

                   (c) Amendment to Declaration of Trust, dated June 12,
                       1996. (9)

                   (d) Amendment to Declaration of Trust, dated December 19,
                       1996. (10)

                   (e) Amendment to Declaration of Trust, to redesignate name of
                       MFS Capital Growth Fund to MFS Large Cap Growth
                       Fund. (16)


                   (f) Amendment to Declaration of Trust dated May 27,
                       1998-Establishment and Designation of New Series (Charter Income Fund) and Establishment and Designation of Classes; filed herewith.


                 2     Amended and Restated By-Laws, dated December 14,
                       1994. (3)

                 3     Not Applicable.

                 4     Form of Share Certificate for Classes of Shares. (7)

                 5 (a) Investment Advisory Agreement for MFS Emerging Growth
                       Fund, dated August 1, 1993 as amended through August 9, 1995. (8)

                   (b) Investment Advisory Agreement for MFS Capital Growth
                       Fund, dated September 1, 1993. (3)

                   (c) Investment Advisory Agreement for MFS Intermediate Income
                       Fund, dated September 1, 1993. (3)


                   (d) Form of Investment Advisory Agreement dated July 1, 1998 for MFS Charter Income Fund; filed herewith.


                 6 (a) Distribution Agreement between the Trust and MFS Fund
                       Distributors, Inc., dated January 1, 1995. (3)

                   (b) Dealer Agreement between MFS Fund Distributors, Inc.
                       ("MFD"), and a dealer and the Mutual Fund Agreement between MFD and a bank or NASD affiliate, as amended on April 11, 1997. (13)

                 7 Retirement Plan for Non-Interested Person Trustees, dated January 1, 1991. (6)

                 8 (a) Custodian Agreement, dated January 28, 1988. (6)

                   (b) Amendment to Custodian Agreement, dated February 29,
                       1988. (6)

                   (c) Amendment to Custodian Agreement, dated October 1,
                       1989. (6)

                   (d) Amendment to the Custodian Agreement, dated October 9,
                       1991. (6)

                 9 (a) Shareholder Servicing Agent Agreement, dated
                       September 10, 1986. (6)

                   (b) Amendment to Shareholder Servicing Agent Agreement, dated
                       January 1, 1998, to amend fee schedule. (18)

                   (c) Exchange Privilege Agreement, dated July 30, 1997. (11)

                   (d) Loan Agreement by and among the Banks named therein, the
                       MFS Funds named therein, and The First National Bank of Boston, dated as of February 21, 1995. (2)

                   (e) Third Amendment dated February 14, 1997 to Loan Agreement dated February 21, 1995 by and among the Banks named therein and The First National Bank of Boston. (14)

                   (f) Master Administrative Services Agreement dated March 1,
                       1998. (12)

                   (g) Dividend Disbursing Agent Agreement, dated February 1,
                       1986. (4)

                10     Consent and Opinion of Counsel dated January 26,
                       1998. (16)

                11 Consent of Deloitte & Touche LLP with respect to financial statements for fiscal year ended November 30, 1997. (18)

                12     Not Applicable.

                13     Investment Representation Letter. (6)

                14 (a) Forms for Individual Retirement Account Disclosure
                       Statement as currently in effect. (5)

                   (b) Forms for MFS 403(b) Custodial Account Agreement as
                       currently in effect. (5)

                   (c) Forms for MFS Prototype Paired Defined Contribution Plans
                       as Trust Agreement as currently in effect. (5)

                   (d) Forms for Roth Individual Retirement Account Disclosure
                       Statement and Trust Agreement as currently in effect. (17)


                15 (a) Amended and Restated Master Distribution Plan
                       pursuant to Rule 12b-1 under the Investment Company Act of 1940, effective January 1, 1997, Amended and Restated May 27, 1998; filed herewith.


                16 Schedule for Computation of Performance Quotations - Average Annual Total Rate of Return, Aggregate Total Rate of Return and Standardized Yield. (1)


                17 Financial Data Schedules for each operational class of each operational Series of the Trust. (18)

                18 Amended and Restated Plan pursuant to Rule 18f-3(d) under the Investment Company Act of 1940, effective September 6, 1996 - Amended and Restated May 27, 1998.


                       Power of Attorney, dated August 11, 1994. (3) Power of Attorney, dated February 19, 1998. (18)

-----------------------------

 (1) Incorporated by reference to MFS Municipal Series Trust (File Nos. 2-92915 and 811-4096) Post-Effective Amendment No. 26 filed with the SEC via EDGAR on February 22, 1995.
 (2) Incorporated by reference to Post-Effective Amendment No. 8 on Form N-2 for MFS Municipal Income Trust (File No. 811-4841) filed with the SEC via EDGAR on February 28, 1995.
 (3) Incorporated by reference to Registrant's Post-Effective Amendment No. 16 filed with the SEC via EDGAR on March 30, 1995.
 (4) Incorporated by reference to MFS Municipal Series Trust (File Nos. 2-92915 and 811-4096) Post-Effective Amendment No. 28 filed with the SEC via EDGAR on July 28, 1995.
 (5) Incorporated by reference to MFS Series Trust IX (File Nos. 2-50409 and 811-2464) Post-Effective Amendment No. 32 filed with the SEC via EDGAR on August 28, 1995.
 (6) Incorporated by reference to Registrant's Post-Effective Amendment No. 17 filed with the SEC via EDGAR on October 13, 1995.
 (7) Incorporated by reference to MFS Series Trust I (File Nos. 33-7638 and 811-4777) Post-Effective Amendment No. 25 filed with the SEC via EDGAR on August 27, 1996.
 (8) Incorporated by reference to Registrant's Post-Effective Amendment No. 18 filed with the SEC via EDGAR on March 28, 1996.
 (9) Incorporated by reference to Registrant's Post-Effective Amendment No. 19 filed with the SEC via EDGAR on August 27, 1996.
(10) Incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the SEC via EDGAR on January 27, 1997.
(11) Incorporated by reference to MFS Series Trust I (File Nos. 33-7638 and 811-4777) Post-Effective Amendment No. 30 filed with the SEC via EDGAR on March 11, 1998.
(12) Incorporated by reference to Massachusetts Investors Growth Stock Fund (File Nos. 2-14677 and 811-859) Post-Effective Amendment No. 65 filed with the SEC via EDGAR on March 30, 1997.
(13) Incorporated by reference to MFS Series Trust III (File Nos. 2-60491 and 811-2794) Post-Effective Amendment No. 24 filed with the SEC via EDGAR on May 29, 1997.
(14) Incorporated by reference to MFS Series Trust I (File No. 33-7638 and 811-4777) Post-Effective Amendment No. 28 filed with the SEC via EDGAR on June 26, 1997.
(15) Incorporated by reference to MFS Government Limited Maturity Fund (File Nos. 2-96738 and 811-4253) Post-Effective Amendment No. 18 filed with the SEC via EDGAR on April 29, 1997.
(16) Incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the SEC via EDGAR on January 28, 1998.
(17) Incorporated by reference to MFS Series Trust VIII (File Nos. 33-37972 and 811-5262) Post-Effective Amendment No. 14 filed with the SEC via EDGAR on February 26, 1998.
(18) Incorporated by reference to Registrant's Post-Effective Amendment No. 25 filed with the SEC via EDGAR on March 27, 1998.

ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

         Not applicable.

ITEM 26. NUMBER OF HOLDERS OF SECURITIES

         FOR MFS EMERGING GROWTH FUND

                           (1)                                    (2)
                      TITLE OF CLASS                   NUMBER OF RECORD HOLDERS
                      --------------                   ------------------------

         Class A Shares of Beneficial Interest                  232,004
                 (without par value)                   (as of February 28, 1998)

         Class B Shares of Beneficial Interest                  374,766
                 (without par value)                   (as of February 28, 1998)

         Class C Shares of Beneficial Interest                   20,003
                 (without par value)                   (as of February 28, 1998)

         Class I Shares of Beneficial Interest                       13
                 (without par value)                   (as of February 28, 1998)

         FOR MFS LARGE CAP GROWTH FUND (FORMERLY KNOWN AS MFS CAPITAL
           GROWTH FUND)

                           (1)                                    (2)
                      TITLE OF CLASS                   NUMBER OF RECORD HOLDERS
                      --------------                   ------------------------

         Class A Shares of Beneficial Interest                   18,536
                 (without par value)                   (as of February 28, 1998)

         Class B Shares of Beneficial Interest                   28,657
                 (without par value)                   (as of February 28, 1998)

         Class I Shares of Beneficial Interest                        2
                 (without par value)                   (as of February 28, 1998)

         FOR MFS INTERMEDIATE INCOME FUND

                           (1)                                    (2)
                      TITLE OF CLASS                   NUMBER OF RECORD HOLDERS
                      --------------                   ------------------------

         Class A Shares of Beneficial Interest                    2,981
                 (without par value)                   (as of February 28, 1998)

         Class B Shares of Beneficial Interest                    6,915
                 (without par value)                   (as of February 28, 1998)

         Class I Shares of Beneficial Interest                        3
                 (without par value)                   (as of February 28, 1998)

ITEM 27. INDEMNIFICATION

         The Trustees and officers of the Trust and the personnel of the Trust's investment adviser and principal underwriter are insured under an errors and omissions liability insurance policy. The Trust and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940, as amended.

         Reference is hereby made to (a) Article V of the Trust's Declaration of Trust, incorporated by reference to Post-Effective Amendment No. 16, filed with the SEC on March 30, 1995 and (b) Section 8 of the Shareholder Servicing Agent Agreement, incorporated by reference to Registrant's Post-Effective Amendment No. 17 filed with the SEC via EDGAR on October 13, 1995.

ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER


         MFS serves as investment adviser to the following open-end Funds comprising the MFS Family of Funds (except the Vertex Funds mentioned below):
Massachusetts Investors Trust, Massachusetts Investors Growth Stock Fund, MFS Growth Opportunities Fund, MFS Government Securities Fund, MFS Government Limited Maturity Fund, MFS Series Trust I (which has thirteen series: MFS Managed Sectors Fund, MFS Cash Reserve Fund, MFS World Asset Allocation Fund, MFS Strategic Growth Fund, MFS Research Growth and Income Fund, MFS Core Growth Fund, MFS Equity Income Fund, MFS Special Opportunities Fund, MFS Convertible Securities Fund, MFS Blue Chip Fund, MFS New Discovery Fund, MFS Science and Technology Fund and MFS Research International Fund), MFS Series Trust II (which has three series: MFS Emerging Growth Fund, MFS Large Cap Growth Fund and MFS Intermediate Income Fund), MFS Series Trust III (which has two series: MFS High Income Fund and MFS Municipal High Income Fund), MFS Series Trust IV (which has four series: MFS Money Market Fund, MFS Government Money Market Fund, MFS Municipal Bond Fund and MFS Mid Cap Growth Fund), MFS Series Trust V (which has six series: MFS Total Return Fund, MFS Research Fund, MFS International Opportunities Fund, MFS International Strategic Growth Fund, MFS International Value Fund and MFS Asia Pacific Fund), MFS Series Trust VI (which has three series: MFS World Total Return Fund, MFS Utilities Fund and MFS World Equity
Fund), MFS Series Trust VII (which has two series: MFS World Governments Fund and MFS Value Fund), MFS Series Trust VIII (which has two series: MFS Strategic Income Fund and MFS World Growth Fund), MFS Series Trust IX (which has three series: MFS Bond Fund, MFS Limited Maturity Fund and MFS Municipal Limited Maturity Fund), MFS Series Trust X (which has eight series: MFS Government Mortgage Fund, MFS/Foreign & Colonial Emerging Markets Equity Fund, MFS International Growth Fund, MFS International Growth and Income Fund, MFS Real Estate Investment Fund, MFS Strategic Value Fund, MFS Small Cap Value Fund and MFS Emerging Markets Debt Fund), MFS Series Trust XI (which has six series: MFS Union Standard Equity Fund, Vertex All Cap Fund, Vertex Research All Cap Fund, Vertex Growth Fund, Vertex Discovery Fund and Vertex Contrarian Fund (the Vertex Funds are expected to be declared effective April 28, 1998)), and MFS Municipal Series Trust (which has 16 series: MFS Alabama Municipal Bond Fund, MFS Arkansas Municipal Bond Fund, MFS California Municipal Bond Fund, MFS Florida Municipal Bond Fund, MFS Georgia Municipal Bond Fund, MFS Maryland Municipal Bond Fund, MFS Massachusetts Municipal Bond Fund, MFS Mississippi Municipal Bond Fund, MFS New York Municipal Bond Fund, MFS North Carolina Municipal Bond Fund, MFS Pennsylvania Municipal Bond Fund, MFS South Carolina Municipal Bond Fund, MFS Tennessee Municipal Bond Fund, MFS Virginia Municipal Bond Fund, MFS West Virginia Municipal Bond Fund and MFS Municipal Income Fund) (the "MFS Funds"). The principal business address of each of the MFS Funds is 500 Boylston Street, Boston, Massachusetts 02116.

         MFS also serves as investment adviser of the following open-end Funds:
MFS Institutional Trust ("MFSIT") (which has seven series) and MFS Variable Insurance Trust ("MVI") (which has thirteen series). The principal business address of each of the aforementioned funds is 500 Boylston Street, Boston, Massachusetts 02116.

         In addition, MFS serves as investment adviser to the following closed-end funds: MFS Municipal Income Trust, MFS Multimarket Income Trust, MFS Government Markets Income Trust, MFS Intermediate Income Trust, MFS Charter Income Trust and MFS Special Value Trust (the "MFS Closed-End Funds"). The principal business address of each of the MFS Closed-End Funds is 500 Boylston Street, Boston, Massachusetts 02116.

         Lastly, MFS serves as investment adviser to MFS/Sun Life Series Trust ("MFS/SL") (which has 26 series), Money Market Variable Account, High Yield Variable Account, Capital Appreciation Variable Account, Government Securities Variable Account, World Governments Variable Account, Total Return Variable Account and Managed Sectors Variable Account (collectively, the "Accounts"). The principal business address of MFS/SL is 500 Boylston Street, Boston, Massachusetts 02116. The principal business address of each of the aforementioned Accounts is One Sun Life Executive Park, Wellesley Hills, Massachusetts 02181.

         Vertex Investment Management, Inc., a Delaware corporation and a wholly owned subsidiary of MFS, whose principal business address is 500 Boylston Street, Boston, Massachusetts 02116 ("Vertex"), serves as investment adviser to Vertex All Cap Fund, Vertex Research All Cap Fund, Vertex Growth Fund, Vertex Discovery Fund and Vertex Contrarian Fund, each a series of MFS Series Trust XI. The principal business address of the aforementioned Funds is 500 Boylston Street, Boston, Massachusetts 02116.

         MFS International Ltd. ("MIL"), a limited liability company organized under the laws of Bermuda and a subsidiary of MFS, whose principal business address is Cedar House, 41 Cedar Avenue, Hamilton HM12 Bermuda, serves as investment adviser to and distributor for MFS American Funds (which has six portfolios: MFS American Funds-U.S. Equity Fund, MFS American Funds-U.S. Emerging Growth Fund, MFS American Funds-U.S. High Yield Bond Fund, MFS American Funds - U.S. Dollar Reserve Fund, MFS American Funds-Charter Income Fund and MFS American Funds-U.S. Research Fund) (the "MIL Funds"). The MIL Funds are organized in Luxembourg and qualify as an undertaking for collective investments in transferable securities (UCITS). The principal business address of the MIL Funds is 47, Boulevard Royal, L-2449 Luxembourg.

         MIL also serves as investment adviser to and distributor for MFS Meridian U.S. Government Bond Fund, MFS Meridian Charter Income Fund, MFS Meridian Global Governments Fund, MFS Meridian U.S. Emerging Growth Fund, MFS Meridian Global Equity Fund, MFS Meridian Limited Maturity Fund, MFS Meridian World Growth Fund, MFS Meridian Money Market Fund, MFS Meridian World Total Return Fund, MFS Meridian U.S. Equity Fund, MFS Meridian Research Fund, MFS Meridian U.S. High Yield Fund, MFS Meridian Emerging Markets Debt Fund, MFS Meridian Strategic Growth Fund and MFS Meridian World Asset Allocation Fund (collectively the "MFS Meridian Funds"). Each of the MFS Meridian Funds is organized as an exempt company under the laws of the Cayman Islands. The principal business address of each of the MFS Meridian Funds is P.O. Box 309, Grand Cayman, Cayman Islands, British West Indies.

         MFS International (U.K.) Ltd. ("MIL-UK"), a private limited company registered with the Registrar of Companies for England and Wales whose current address is 4 John Carpenter Street, London, England ED4Y 0NH, is involved primarily in marketing and investment research activities with respect to private clients and the MIL Funds and the MFS Meridian Funds.

         MFS Institutional Advisors (Australia) Ltd. ("MFSI-Australia"), a private limited company organized under the Corporations Law of New South Wales, Australia whose current address is Level 37, Governor Phillip Tower, One Farrer Place, Sydney, N5W2000, Australia, is involved primarily in investment management and distribution of Australian superannuation unit trusts and acts as an investment adviser to institutional accounts.

         MFS Holdings Australia Pty Ltd. ("MFS Holdings Australia"), a private limited company organized pursuant to the Corporations Law of New South Wales, Australia whose current address is Level 37, Governor Phillip Tower, One Farrer Place, Sydney, NSW2000 Australia, and whose function is to serve primarily as a holding company.

         MFS Fund Distributors, Inc. ("MFD"), a wholly owned subsidiary of MFS, serves as distributor for the MFS Funds, MVI and MFSIT.

         MFS Service Center, Inc. ("MFSC"), a wholly owned subsidiary of MFS, serves as shareholder servicing agent to the MFS Funds, the MFS Closed-End Funds, MFSIT and MVI.

         MFS Institutional Advisors, Inc. ("MFSI"), a wholly owned subsidiary of MFS, provides investment advice to substantial private clients.

         MFS Retirement Services, Inc. ("RSI"), a wholly owned subsidiary of MFS, markets MFS products to retirement plans and provides administrative and record keeping services for retirement plans.

         MFS

         The Directors of MFS are Jeffrey L. Shames, Arnold D. Scott, John W. Ballen, Donald A. Stewart and John D. McNeil. Mr. Shames is the Chairman, Chief Executive Officer and President, Mr. Scott is a Senior Executive Vice President and Secretary, William W. Scott, Jr., John W. Ballen, Thomas J. Cashman, Jr., Joseph W. Dello Russo and Kevin R. Parke are Executive Vice Presidents, Stephen
E. Cavan is a Senior Vice President, General Counsel and an Assistant Secretary, Robert T. Burns is a Senior Vice President, Associate General Counsel and an Assistant Secretary of MFS, and Thomas B. Hastings is a Vice President and Treasurer of MFS.

         MASSACHUSETTS INVESTORS TRUST
         MASSACHUSETTS INVESTORS GROWTH STOCK FUND
         MFS GROWTH OPPORTUNITIES FUND
         MFS GOVERNMENT SECURITIES FUND
         MFS SERIES TRUST I
         MFS SERIES TRUST V
         MFS SERIES TRUST VI
         MFS SERIES TRUST X
         MFS GOVERNMENT LIMITED MATURITY FUND

         Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley, Vice Presidents of MFS, are the Assistant Treasurers, James R. Bordewick, Jr., Senior Vice President and Associate General Counsel of MFS, is the Assistant Secretary.

         MFS SERIES TRUST II

         Leslie J. Nanberg, Senior Vice President of MFS, is a Vice President, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers, and James R. Bordewick, Jr. is the Assistant Secretary.

         MFS GOVERNMENT MARKETS INCOME TRUST
         MFS INTERMEDIATE INCOME TRUST

         Leslie J. Nanberg, Senior Vice President of MFS, is a Vice President, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers, and James R. Bordewick, Jr. is the Assistant Secretary.

         MFS SERIES TRUST III

         James T. Swanson, Robert J. Manning and Joan S. Batchelder, Senior Vice Presidents of MFS, and Bernard Scozzafava, Vice President of MFS, are Vice Presidents, Sheila Burns-Magnan, Assistant Vice President of MFS, and Daniel E. McManus, Vice President of MFS, are Assistant Vice Presidents, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers, and James R. Bordewick, Jr. is the Assistant Secretary.

         MFS SERIES TRUST IV
         MFS SERIES TRUST IX

         Robert A. Dennis and Geoffrey L. Kurinsky, Senior Vice Presidents of MFS, are Vice Presidents, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers and James R. Bordewick, Jr. is the Assistant Secretary.

         MFS SERIES TRUST VII

         Leslie J. Nanberg and Stephen C. Bryant, Senior Vice Presidents of MFS, are Vice Presidents, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers and James R. Bordewick, Jr. is the Assistant Secretary.

         MFS SERIES TRUST VIII

         Jeffrey L. Shames, Leslie J. Nanberg and James T. Swanson and John D. Laupheimer, Jr., a Senior Vice President of MFS, are Vice Presidents, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen
M. Moynihan and Mark E. Bradley are the Assistant Treasurers and James R. Bordewick, Jr. is the Assistant Secretary.

         MFS MUNICIPAL SERIES TRUST

         Robert A. Dennis is Vice President, David B. Smith and Geoffrey L. Schechter, Vice Presidents of MFS, are Vice Presidents, Daniel E. McManus, Vice President of MFS, is an Assistant Vice President, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers and James R. Bordewick, Jr. is the Assistant Secretary.

         MFS VARIABLE INSURANCE TRUST
         MFS SERIES TRUST XI
         MFS INSTITUTIONAL TRUST

         Jeffrey L. Shames is the President and Chairman, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers and James R. Bordewick, Jr. is the Assistant Secretary.

         MFS MUNICIPAL INCOME TRUST

         Robert J. Manning is Vice President, Stephen E. Cavan is the Secretary,
W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers and James R. Bordewick, Jr. is the Assistant Secretary.

         MFS MULTIMARKET INCOME TRUST
         MFS CHARTER INCOME TRUST

         Leslie J. Nanberg and James T. Swanson are Vice Presidents, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen
M. Moynihan and Mark E. Bradley are the Assistant Treasurers and James R. Bordewick, Jr. is the Assistant Secretary.

         MFS SPECIAL VALUE TRUST

         Robert J. Manning is Vice President, Stephen E. Cavan is the Secretary,
W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers and James R. Bordewick, Jr. is the Assistant Secretary.

         MFS/SUN LIFE SERIES TRUST

         John D. McNeil, Chairman and Director of Sun Life Assurance Company of Canada, is the Chairman, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers and James R. Bordewick, Jr. is the Assistant Secretary.

         MONEY MARKET VARIABLE ACCOUNT
         HIGH YIELD VARIABLE ACCOUNT
         CAPITAL APPRECIATION VARIABLE ACCOUNT
         GOVERNMENT SECURITIES VARIABLE ACCOUNT
         TOTAL RETURN VARIABLE ACCOUNT
         WORLD GOVERNMENTS VARIABLE ACCOUNT
         MANAGED SECTORS VARIABLE ACCOUNT

         John D. McNeil is the Chairman, Stephen E. Cavan is the Secretary, and James R. Bordewick, Jr. is the Assistant Secretary.

         VERTEX

         Jeffrey L. Shames and Arnold D. Scott are the Directors, Jeffrey L. Shames is the President, Kevin R. Parke and John W. Ballen are Executive Vice Presidents, John F. Brennan, Jr., and John D. Laupheimer are Senior Vice Presidents, Brian E. Stack is a Vice President, Joseph W. Dello Russo is the Treasurer, Thomas B. Hastings is the Assistant Treasurer, Stephen E. Cavan is the Secretary and Robert T. Burns is the Assistant Secretary.

         MIL

         Arnold D. Scott, Jeffrey L. Shames and Thomas J. Cashman, Jr. are Directors, Stephen E. Cavan is a Director, Senior Vice President and the Clerk, Robert T. Burns is an Assistant Clerk, Joseph W. Dello Russo, Executive Vice President and Chief Financial Officer of MFS, is the Treasurer and Thomas B. Hastings is the Assistant Treasurer.

         MIL-UK

         Thomas J. Cashman, Jr. is President and a Director, Arnold D. Scott and Jeffrey L. Shames are Directors, Stephen E. Cavan is a Director and the Secretary, Joseph W. Dello Russo is the Treasurer, Thomas B. Hastings is the Assistant Treasurer and Robert T. Burns is the Assistant Secretary.

         MFSI-AUSTRALIA

         Thomas J. Cashman, Jr. is President and a Director, Graham E. Lenzer, John A. Gee and David Adiseshan are Directors, Stephen E. Cavan is the Secretary, Joseph W. Dello Russo is the Treasurer, Thomas B. Hastings is the Assistant Treasurer, and Robert T. Burns is the Assistant Secretary.

         MFS HOLDINGS-AUSTRALIA

         Jeffrey L. Shames is the President and a Director, Arnold D. Scott, Thomas J. Cashman, Jr., and Graham E. Lenzer are Directors, Stephen E. Cavan is the Secretary, Joseph W. Dello Russo is the Treasurer, Thomas B. Hastings is the Assistant Treasurer, and Robert T. Burns is the Assistant Secretary.

         MIL FUNDS

         Richard B. Bailey, John A. Brindle, Richard W. S. Baker, Arnold D. Scott, Jeffrey L. Shames and William F. Waters are Directors, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers and James R. Bordewick, Jr. is the Assistant Secretary.

         MFS MERIDIAN FUNDS

         Richard B. Bailey, John A. Brindle, Richard W. S. Baker, Arnold D. Scott, Jeffrey L. Shames and William F. Waters are Directors, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James R. Bordewick, Jr. is the Assistant Secretary and James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers.

         MFD

         Arnold D. Scott and Jeffrey L. Shames are Directors, William W. Scott, Jr., an Executive Vice President of MFS, is the President, Stephen E. Cavan is the Secretary, Robert T. Burns is the Assistant Secretary, Joseph W. Dello Russo is the Treasurer, and Thomas B. Hastings is the Assistant Treasurer.

         MFSC

         Arnold D. Scott and Jeffrey L. Shames are Directors, Joseph A. Recomendes, a Senior Vice President and Chief Information Officer of MFS, is Vice Chairman and a Director, Janet A. Clifford is the President, Joseph W. Dello Russo is the Treasurer, Thomas B. Hastings is the Assistant Treasurer, Stephen E. Cavan is the Secretary, and Robert T. Burns is the Assistant Secretary.

         MFSI

         Jeffrey L. Shames, and Arnold D. Scott are Directors, Thomas J. Cashman, Jr., is the President and a Director, Leslie J. Nanberg is a Senior Vice President, a Managing Director and a Director, Kevin R. Parke is the Executive Vice President and a Managing Director, George F. Bennett, Jr., John
A. Gee, Brianne Grady, Joseph A. Kosciuszek and Joseph J. Trainor are Senior Vice Presidents and Managing Directors, Joseph W. Dello Russo is the Treasurer, Thomas B. Hastings is the Assistant Treasurer and Robert T. Burns is the Secretary.

         RSI

         Arnold D. Scott is the Chairman and a Director, Martin E. Beaulieu is the President, William W. Scott, Jr. is a Director, Joseph W. Dello Russo is the Treasurer, Thomas B. Hastings is the Assistant Treasurer, Stephen E. Cavan is the Secretary and Robert T. Burns is the Assistant Secretary.

         In addition, the following persons, Directors or officers of MFS, have the affiliations indicated:

         Donald A. Stewart        President and a Director, Sun Life Assurance
                                    Company of Canada, Sun Life Centre, 150 King
                                    Street West, Toronto, Ontario, Canada (Mr.
                                    Stewart is also an officer and/or Director of various subsidiaries and affiliates of Sun Life)

         John D. McNeil           Chairman, Sun Life Assurance Company of
                                    Canada, Sun Life Centre, 150 King Street
                                    West, Toronto, Ontario, Canada (Mr. McNeil is also an officer and/or Director of various subsidiaries and affiliates of Sun
                                    Life)

         Joseph W. Dello Russo    Director of Mutual Fund Operations, The Boston
                                    Company, Exchange Place, Boston,
                                    Massachusetts (until August, 1994)


ITEM 29. DISTRIBUTORS

         (a) Reference is hereby made to Item 28 above.

         (b) Reference is hereby made to Item 28 above; the principal business address of each of these persons is 500 Boylston Street, Boston, Massachusetts 02116.

         (c) Not applicable.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

         The accounts and records of the Registrant are located, in whole or in part, at the office of the Registrant and the following locations:

                       NAME                                  ADDRESS
                       ----                                  -------

         Massachusetts Financial Services               500 Boylston Street
           Company (investment adviser)                 Boston, MA  02116

         MFS Fund Distributors, Inc.                    500 Boylston Street
           (principal underwriter)                      Boston, MA  02116

         State Street Bank and                          State Street South
           Trust Company (custodian)                    5 - West
                                                        North Quincy, MA  02171

         MFS Service Center, Inc.                       500 Boylston Street
           (transfer agent)                             Boston, MA  02116

ITEM 31. MANAGEMENT SERVICES

         Not applicable.

ITEM 32.          UNDERTAKINGS

         (a) Not applicable.

         (b) Not applicable.

         (c) Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of its latest annual report to shareholders upon request and without charge.

         (d) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions set forth in Item 27 of this Part C, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the Securities being Registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and The Commonwealth of Massachusetts on the 27th day of May, 1998.

                                          MFS SERIES TRUST II

                                          By:    JAMES R. BORDEWICK, JR
                                                 --------------------------
                                          Name:  James R. Bordewick, Jr.
                                          Title: Assistant Secretary

      Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities indicated on May 27, 1998.

             SIGNATURE                                                TITLE
             ---------                                                -----

STEPHEN E. CAVAN*                         Principal Executive Officer
----------------------------
Stephen E. Cavan

                                          Treasurer (Principal Financial Officer
W. THOMAS LONDON*                           and Principal Accounting Officer)
----------------------------
W. Thomas London


RICHARD B. BAILEY*                        Trustee
----------------------------
Richard B. Bailey


MARSHALL N. COHAN*                        Trustee
----------------------------
Marshall N. Cohan


LAWRENCE H. COHN, M.D.*                   Trustee
----------------------------
Lawrence H. Cohn, M.D.


SIR J. DAVID GIBBONS*                     Trustee
----------------------------
Sir J. David Gibbons

ABBY M. O'NEILL*                          Trustee
----------------------------
Abby M. O'Neill


WALTER E. ROBB, III*                      Trustee
----------------------------
Walter E. Robb, III


ARNOLD D. SCOTT*                          Trustee
----------------------------
Arnold D. Scott


JEFFREY L. SHAMES*                        Trustee
----------------------------
Jeffrey L. Shames


J. DALE SHERRATT*                         Trustee
----------------------------
J. Dale Sherratt


WARD SMITH*                               Trustee
----------------------------
Ward Smith

                                          *By:  JAMES R. BORDEWICK, JR.
                                                -------------------------
                                          Name: James R. Bordewick, Jr.
                                                as Attorney-in-fact

                                          Executed by James R. Bordewick, Jr. on
                                          behalf of those indicated pursuant to
                                          (i) a Power of Attorney dated August
                                          11, 1994, incorporated by reference to
                                          the Registrant's Post- Effective
                                          Amendment No. 16 filed with the
                                          Securities and Exchange Commission via
                                          EDGAR on March 30, 1995 and (ii) a
                                          Power of Attorney dated February 19,
                                          1998, filed herewith.

                                INDEX TO EXHIBITS

EXHIBIT NO.         DESCRIPTION OF EXHIBITS                     PAGE NO.
-----------         -----------------------                     --------

1(f)     Form of Certification of Amendment to
         Declaration of Trust - Establishment and
         Designation of Series and Establishment
         and Designation of Classes

5(d)     Form of Investment Advisory Agreement
         dated July 1, 1998 for MFS Charter Income
         Fund

15(a)    Amended and Restated Master Distribution
         Plan pursuant to Rule 12b-1 under the
         Investment Company Act of 1940, effective
         January 1, 1997 - Amended and Restated May
         27, 1998.

18       Amended and Restated Plan pursuant to Rule
         18f-3 (d) under the Investment Company Act of - 1940 Effective September 6, 1996, as amended and restated May 27, 1998; filed herewith.